Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return Supplement [Text Block]	ck0001479599_SupplementTextBlock

FQF TRUST

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

SUPPLEMENT DATED OCTOBER 5, 2016
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 28, 2015

FFCM LLC (“FFCM”), the investment adviser to the QuantShares U.S. Market Neutral Anti-Beta Fund (“Funds”), has agreed to lower the contractual expense limit for the Funds to 0.75%.

Effective immediately, the following changes to apply to the Prospectus:

QuantShares U.S. Market Neutral Anti-Beta Fund

In the Fund Summary section of the Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 13, 2017
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year, except that it reflects the Expense Cap through the time period described above. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]	ck0001479599_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
| QuantShares U.S. Market Neutral Anti-Beta Fund | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Dividend, Interest and Brokerage Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	1.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	6.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.43%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.28%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[1]
1 YEAR	rr_ExpenseExampleYear01	$ 218
3 YEARS	rr_ExpenseExampleYear03	1,710
5 YEARS	rr_ExpenseExampleYear05	3,129
10 YEARS	rr_ExpenseExampleYear10	$ 6,388

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.
[2]	Pursuant to a Rule 12b-1 distribution and service plan ('Plan'), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[3]	Effective October 5, 2016, the Fund's investment adviser, FFCM LLC ('Adviser'), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 13, 2017 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) ('Operating Expenses') of the Fund are limited to 0.75% of average net assets ('Expense Cap'). This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.75% of the Fund's average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.